    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2005
                                                       REGISTRATION NOS. 2-86966
                                                                        811-3870

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                         PRE-EFFECTIVE AMENDMENT NO.                         / /
                         POST-EFFECTIVE AMENDMENT NO. 25                     /X/
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                               /X/
                                AMENDMENT NO. 27                             /X/

                                   ----------

                                 MORGAN STANLEY
                        U.S. GOVERNMENT SECURITIES TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 869-6397
                              AMY R. DOBERMAN, ESQ.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020

                                   ----------

                                    COPY TO:

         CARL FRISCHLING, ESQ.                         STUART M. STRAUSS, ESQ.
  KRAMER LEVIN NAFTALIS & FRANKEL LLP                  CLIFFORD CHANCE US LLP
1177 AVENUE OF THE AMERICAS, 22ND FLOOR                  31 WEST 52ND STREET
       NEW YORK, NEW YORK 10020                       NEW YORK, NEW YORK 10019

                                   ----------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Post-Effective Amendment becomes effective.
 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
              / / Immediately upon filing pursuant to paragraph (b)
              /X/ On April 29, 2005 pursuant to paragraph (b)
              / / 60 days after filing pursuant to paragraph (a)(1)
              / / On (date) pursuant to paragraph (a)(1)
              / / 75 days after filing pursuant to paragraph (a)(2)
              / / On (date) pursuant to paragraph (a)(2) of Rule 485.

            AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

              If appropriate, check the following box:
              /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Parts A, B and C to the Morgan Stanley U.S. Government Securities Trust (the
"Fund") Post-Effective Amendment No. 24 to the Registration Statement under the
Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 26 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended, (the "Investment Company Act") filed with the Securities and Exchange Commission on February 17, 2005 (the "Post-Effective Amendment") are herein incorporated by reference. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of 60 days after filing pursuant to Rule 485 (a)(1) under the Securities Act. It is proposed that the Post-Effective Amendment become effective on April 29, 2005, pursuant to Rule 485(b)(1)(iii) under the Securities Act.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of April, 2005.

                 MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST


                                              By   /s/ Amy R. Doberman
                                                 --------------------------
                                                   Amy R. Doberman
                                                   Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

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


         SIGNATURES                                  TITLE                             DATE
(1) Principal Executive Officer             Executive Vice President
                                            and Principal Executive Officer
By  /s/ Ronald E. Robison                                                          April 15, 2005
    --------------------------------
    Ronald E. Robison

(2) Principal Financial Officer             Chief Financial Officer

By  /s/ Francis J. Smith                                                           April 15, 2005
    --------------------------------
    Francis J. Smith

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    James F. Higgins


By  /s/ Barry Fink                                                                 April 15, 2005
    --------------------------------
    Barry Fink
    Attorney-in-Fact

    Michael Bozic          Joseph J. Kearns
    Edwin J. Garn          Michael E. Nugent
    Wayne E. Hedien        Fergus Reid
    Manuel H. Johnson


By  /s/ Carl Frischling                                                            April 15, 2005
    --------------------------------
    Carl Frischling
    Attorney-in-Fact